Schedule of Investments (unaudited)
November 30, 2024
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 60.9%
FNMA — 48.8%
Federal National Mortgage Association (FNMA)	2.000%	1/1/55	$42,600,000	$34,174,646 (a)
Federal National Mortgage Association (FNMA)	2.500%	1/1/55	17,300,000	14,492,996 (a)
Federal National Mortgage Association (FNMA)	3.000%	1/1/55	5,400,000	4,711,022 (a)
Federal National Mortgage Association (FNMA)	3.500%	1/1/55	9,300,000	8,433,678 (a)
Federal National Mortgage Association (FNMA)	4.000%	1/1/55	16,100,000	15,061,865 (a)
Federal National Mortgage Association (FNMA)	4.500%	1/1/55	1,000,000	960,407 (a)
Federal National Mortgage Association (FNMA)	5.000%	1/1/55	400,000	392,507 (a)
Federal National Mortgage Association (FNMA)	5.500%	1/1/55	5,900,000	5,891,145 (a)
Federal National Mortgage Association (FNMA)	6.000%	1/1/55	8,000,000	8,090,811 (a)
Federal National Mortgage Association (FNMA)	6.500%	1/1/55	10,400,000	10,645,642 (a)
Federal National Mortgage Association (FNMA)	2.500%	9/1/61	239,980	196,771
Total FNMA				103,051,490
GNMA — 12.1%
Government National Mortgage Association (GNMA) II	2.000%	12/20/50	471,578	380,043
Government National Mortgage Association (GNMA) II	2.500%	5/20/51	64,944	54,980
Government National Mortgage Association (GNMA) II	3.000%	11/20/51- 4/20/52	2,268,029	1,993,095
Government National Mortgage Association (GNMA) II	4.500%	9/20/52	248,387	241,080
Government National Mortgage Association (GNMA) II	5.000%	9/20/52- 1/20/53	258,014	256,801
Government National Mortgage Association (GNMA) II	2.000%	1/20/55	5,700,000	4,687,109 (a)
Government National Mortgage Association (GNMA) II	3.000%	1/20/55	8,600,000	7,626,027 (a)
Government National Mortgage Association (GNMA) II	3.500%	1/20/55	4,600,000	4,208,153 (a)
Government National Mortgage Association (GNMA) II	4.500%	1/20/55	100,000	96,526 (a)
Government National Mortgage Association (GNMA) II	5.000%	1/20/55	4,400,000	4,336,077 (a)
Government National Mortgage Association (GNMA) II	5.500%	1/20/55	1,800,000	1,800,447 (a)
Total GNMA				25,680,338

Total Mortgage-Backed Securities (Cost — $127,390,156)				128,731,828
Asset-Backed Securities — 20.3%
AGL CLO Ltd., 2020-6A AR (3 mo. Term SOFR + 1.462%)	6.079%	7/20/34	3,050,000	3,055,044 (b)(c)
AGL CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.350%)	6.559%	7/21/37	1,000,000	1,004,000 (b)(c)
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	6.117%	4/19/37	2,390,000	2,406,934 (b)(c)
Ballyrock CLO Ltd., 2019-2A A1RR (3 mo. Term SOFR + 1.400%)	5.921%	2/20/36	1,320,000	1,324,522 (b)(c)
Battery Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.400%)	6.056%	7/15/36	1,910,000	1,915,693 (b)(c)
Birch Grove CLO Ltd., 2022-4A A1R (3 mo. Term SOFR + 1.480%)	6.136%	7/15/37	1,130,000	1,137,929 (b)(c)
Birch Grove CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.630%)	6.247%	4/20/37	1,000,000	1,006,124 (b)(c)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.961%	10/20/37	620,000	624,227 (b)(c)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.029%	7/17/34	5,770,000	5,778,733 (b)(c)
Columbia Cent CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.600%)	6.217%	4/20/37	2,700,000	2,718,894 (b)(c)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.137%	4/20/37	2,280,000	2,297,273 (b)(c)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	6.226%	4/25/37	1,000,000	1,008,701 (b)(c)
Golub Capital Partners CLO LP, 2021-54A A (3 mo. Term SOFR + 1.792%)	6.346%	8/5/33	5,920,000	5,930,360 (b)(c)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	6.069%	7/30/37	320,000	322,094 (b)(c)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	6.167%	4/20/37	2,560,000	2,579,802 (b)(c)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.947%	7/20/35	640,000	641,737 (b)(c)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Park Blue CLO Ltd., 2022-2A A1R (3 mo. Term SOFR + 1.420%)	6.037%	7/20/37	$2,000,000	$2,011,656 (b)(c)
Reese Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.392%)	6.048%	10/15/34	4,570,000	4,577,360 (b)(c)
Trinitas CLO Ltd., 2023-25A A1 (3 mo. Term SOFR + 1.850%)	6.476%	1/23/37	1,560,000	1,574,409 (b)(c)
Whitebox CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.320%)	5.955%	7/24/36	1,000,000	1,002,799 (b)(c)

Total Asset-Backed Securities (Cost — $42,740,000)				42,918,291
Collateralized Mortgage Obligations(d) — 20.2%
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	5.599%	10/15/38	6,510,000	6,389,737 (b)(c)
BANK, 2017-BNK7 C	4.115%	9/15/60	818,000	710,370 (c)
BF Mortgage Trust, 2019-NYT B (1 mo. Term SOFR + 1.697%)	6.307%	12/15/35	1,250,000	1,197,313 (b)(c)
BHMS, 2018-ATLS D (1 mo. Term SOFR + 2.547%)	7.156%	7/15/35	280,000	279,421 (b)(c)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	5.622%	2/15/39	3,437,348	3,434,967 (b)(c)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	5.359%	10/15/26	2,351,355	2,340,666 (b)(c)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.408%	6/15/50	2,500,000	2,126,888 (c)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	814,150	724,632 (b)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	2,810,061	2,419,227 (b)(c)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	981,265	873,758 (b)(c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,129,460	1,019,975 (b)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	3,834,561	3,339,361 (b)(c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	4,356,259	211,221 (c)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	6.457%	9/15/31	382,759	279,127 (b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	6.206%	3/15/39	3,420,000	3,427,458 (b)(c)
Morgan Stanley Capital I Trust, 2018-MP A	4.419%	7/11/40	10,500,000	9,489,365 (b)(c)
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	6.007%	3/15/39	2,100,000	2,094,525 (b)(c)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	2,572,805	2,284,654 (b)(c)

Total Collateralized Mortgage Obligations (Cost — $46,183,398)				42,642,665
U.S. Government & Agency Obligations — 18.7%
U.S. Government Obligations — 18.7%
U.S. Treasury Bonds	4.750%	11/15/43	9,030,000	9,369,683
U.S. Treasury Bonds	4.750%	11/15/53	4,570,000	4,837,149
U.S. Treasury Bonds	4.250%	2/15/54	3,370,000	3,292,530
U.S. Treasury Bonds	4.250%	8/15/54	4,620,000	4,519,659
U.S. Treasury Notes	4.000%	1/31/31	4,070,000	4,042,575
U.S. Treasury Notes	4.250%	2/28/31	9,550,000	9,613,418
U.S. Treasury Notes	3.625%	9/30/31	3,970,000	3,851,520
U.S. Treasury Notes	3.875%	8/15/34	10,000	9,746

Total U.S. Government & Agency Obligations (Cost — $39,192,796)				39,536,280
Corporate Bonds & Notes — 12.2%
Communication Services — 1.5%
Diversified Telecommunication Services — 0.1%
AT&T Inc., Senior Notes	2.250%	2/1/32	90,000	75,856
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	130,000	109,736
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	130,000	125,678
Total Diversified Telecommunication Services				311,270
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Entertainment — 0.1%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	$60,000	$60,001
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	20,000	18,055
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	110,000	87,761
Total Entertainment				165,817
Interactive Media & Services — 0.1%
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	110,000	110,013
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	630,000	660,732
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	80,000	68,385
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	160,000	131,412
Comcast Corp., Senior Notes	3.969%	11/1/47	320,000	257,916
Comcast Corp., Senior Notes	3.999%	11/1/49	90,000	72,588
Comcast Corp., Senior Notes	3.450%	2/1/50	60,000	43,677
Comcast Corp., Senior Notes	2.887%	11/1/51	60,000	38,810
Comcast Corp., Senior Notes	4.950%	10/15/58	60,000	55,624
Fox Corp., Senior Notes	6.500%	10/13/33	60,000	64,418
Total Media				1,393,562
Wireless Telecommunication Services — 0.5%
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	80,000	80,099
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	770,000	707,080
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	280,000	267,588
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	60,000	60,516
Total Wireless Telecommunication Services				1,115,283

Total Communication Services				3,095,945
Consumer Discretionary — 0.8%
Automobiles — 0.0%††
Ford Motor Co., Senior Notes	6.100%	8/19/32	110,000	112,282
Broadline Retail — 0.8%
Prosus NV, Senior Notes	4.027%	8/3/50	2,310,000	1,615,170 (b)
Hotels, Restaurants & Leisure — 0.0%††
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	50,000	51,244

Total Consumer Discretionary				1,778,696
Consumer Staples — 0.4%
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	90,000	90,626
Tobacco — 0.3%
Altria Group Inc., Senior Notes	6.875%	11/1/33	360,000	400,400
BAT Capital Corp., Senior Notes	6.000%	2/20/34	170,000	178,485
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	30,000	30,269
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	10,000	10,171
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	30,000	30,463
Total Tobacco				649,788

Total Consumer Staples				740,414
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy — 3.7%
Oil, Gas & Consumable Fuels — 3.7%
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	$200,000	$210,904 (b)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	10,000	11,071 (b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,800,000	1,285,808
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	50,000	55,957
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	290,000	296,084
EOG Resources Inc., Senior Notes	3.900%	4/1/35	132,000	120,893
EQT Corp., Senior Notes	7.000%	2/1/30	410,000	443,054
ONEOK Inc., Senior Notes	5.550%	11/1/26	90,000	91,218
ONEOK Inc., Senior Notes	5.650%	11/1/28	140,000	144,416
ONEOK Inc., Senior Notes	5.800%	11/1/30	50,000	52,164
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	3,970,000	2,590,614 (b)
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	520,000	452,198 (b)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	2,730,000	2,022,274 (b)

Total Energy				7,776,655
Financials — 1.5%
Banks — 0.8%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	196,479 (c)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	360,000	337,261 (c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	270,000	272,043 (b)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	250,000	261,424 (b)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	250,000	229,818 (b)(c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	120,000	123,013 (c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	30,000	30,164 (c)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	100,000	101,795 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	80,000	82,505 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	30,000	31,330 (c)
Total Banks				1,665,832
Capital Markets — 0.6%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	150,000	153,109
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	50,000	53,600 (c)
UBS AG, Senior Notes	7.950%	1/9/25	250,000	250,686
UBS AG, Senior Notes	3.700%	2/21/25	360,000	358,978
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	230,000	229,455 (b)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	308,431 (b)(c)
Total Capital Markets				1,354,259
Insurance — 0.1%
Aon North America Inc., Senior Notes	5.450%	3/1/34	160,000	164,440

Total Financials				3,184,531
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care — 0.7%
Biotechnology — 0.1%
AbbVie Inc., Senior Notes	4.800%	3/15/29	$80,000	$80,723
AbbVie Inc., Senior Notes	4.950%	3/15/31	40,000	40,510
AbbVie Inc., Senior Notes	5.050%	3/15/34	50,000	50,654
Total Biotechnology				171,887
Health Care Equipment & Supplies — 0.2%
Solventum Corp., Senior Notes	5.400%	3/1/29	90,000	91,300 (b)
Solventum Corp., Senior Notes	5.450%	3/13/31	90,000	91,356 (b)
Solventum Corp., Senior Notes	5.600%	3/23/34	120,000	121,879 (b)
Solventum Corp., Senior Notes	5.900%	4/30/54	100,000	102,417 (b)
Total Health Care Equipment & Supplies				406,952
Health Care Providers & Services — 0.2%
Elevance Health Inc., Senior Notes	4.100%	5/15/32	200,000	189,280
Elevance Health Inc., Senior Notes	4.550%	5/15/52	270,000	232,095
Total Health Care Providers & Services				421,375
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	50,000	51,099
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	130,000	133,129
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	30,000	31,047
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	30,000	30,705
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	120,000	118,956
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	50,000	49,325
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	20,000	19,486
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	90,000	87,535
Total Pharmaceuticals				521,282

Total Health Care				1,521,496
Industrials — 0.2%
Aerospace & Defense — 0.1%
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	30,000	29,566
RTX Corp., Senior Notes	6.000%	3/15/31	60,000	63,904
RTX Corp., Senior Notes	4.500%	6/1/42	130,000	117,538
RTX Corp., Senior Notes	3.030%	3/15/52	60,000	40,034
Total Aerospace & Defense				251,042
Commercial Services & Supplies — 0.0%††
Waste Connections Inc., Senior Notes	5.000%	3/1/34	70,000	70,169
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	110,000	110,995
Trading Companies & Distributors — 0.0%††
Air Lease Corp., Senior Notes	5.300%	2/1/28	90,000	91,437

Total Industrials				523,643
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.0%††
Intel Corp., Senior Notes	5.125%	2/10/30	50,000	50,617
Micron Technology Inc., Senior Notes	5.875%	2/9/33	30,000	31,365
Total Semiconductors & Semiconductor Equipment				81,982
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — 0.1%
Oracle Corp., Senior Notes	3.600%	4/1/50	$140,000	$103,603

Total Information Technology				185,585
Materials — 3.3%
Chemicals — 1.7%
MEGlobal BV, Senior Notes	4.250%	11/3/26	400,000	392,228 (b)
MEGlobal BV, Senior Notes	2.625%	4/28/28	1,910,000	1,742,427 (b)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	1,510,000	1,431,080 (b)
Total Chemicals				3,565,735
Metals & Mining — 0.8%
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	170,000	172,714
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,610,000	1,504,053
Total Metals & Mining				1,676,767
Paper & Forest Products — 0.8%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,610,000	1,640,270

Total Materials				6,882,772
Total Corporate Bonds & Notes (Cost — $30,679,625)				25,689,737
Sovereign Bonds — 5.8%
Chile — 0.3%

Chile Government International Bond, Senior Notes	3.100%	1/22/61	840,000	535,084
Colombia — 1.7%

Colombia Government International Bond, Senior Notes	3.250%	4/22/32	4,630,000	3,639,104
Israel — 0.5%

State of Israel, Senior Notes	3.375%	1/15/50	1,630,000	1,103,184
Kazakhstan — 0.4%

Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	900,000	845,314 (b)
Mexico — 0.8%

Mexico Government International Bond, Senior Notes	4.400%	2/12/52	2,290,000	1,645,955
Panama — 1.3%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	550,000	476,880
Panama Government International Bond, Senior Notes	4.300%	4/29/53	3,500,000	2,265,020
Total Panama				2,741,900
Peru — 0.8%
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	160,000	114,930
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	2,280,000	1,504,743
Total Peru				1,619,673

Total Sovereign Bonds (Cost — $17,827,656)				12,130,214
U.S. Treasury Inflation Protected Securities — 2.1%
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	233,356	201,053
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	4,540,965	4,276,097

Total U.S. Treasury Inflation Protected Securities (Cost — $4,716,061)				4,477,150
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Expiration Date	Contracts	Notional Amount	Value
Purchased Options — 0.8%
Exchange-Traded Purchased Options — 0.8%
U.S. Treasury 10-Year Notes Futures, Call @ $110.000	12/27/24	81	$81,000	$121,500
U.S. Treasury 10-Year Notes Futures, Call @ $110.500	12/27/24	270	270,000	307,969
U.S. Treasury 10-Year Notes Futures, Call @ $111.000	12/27/24	249	249,000	210,094
U.S. Treasury 10-Year Notes Futures, Put @ $109.500	12/27/24	208	208,000	42,250
U.S. Treasury 10-Year Notes Futures, Put @ $109.750	12/27/24	125	125,000	31,250
U.S. Treasury 10-Year Notes Futures, Put @ $110.000	12/27/24	3	3,000	938
U.S. Treasury 10-Year Notes Futures, Put @ $110.000	1/24/25	83	83,000	49,281
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	12/6/24	166	166,000	81,703
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	12/27/24	167	167,000	114,812
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	1/24/25	125	125,000	112,305
U.S. Treasury 5-Year Notes Futures, Put @ $107.000	12/27/24	172	172,000	43,000
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $109.750	12/6/24	348	348,000	511,125
U.S. Treasury Long-Term Bonds Futures, Put @ $116.000	1/24/25	86	86,000	64,500

Total Purchased Options (Cost — $1,391,026)				1,690,727
Total Investments before Short-Term Investments (Cost — $310,120,718)				297,816,892
	Rate	Maturity Date	Face Amount
Short-Term Investments — 14.6%
U.S. Treasury Bills — 8.5%
U.S. Treasury Bills (Cost — $17,980,350)	4.452%	3/27/25	18,230,000	17,977,261 (e)
			Shares
Overnight Deposits — 6.1%
BNY Mellon Cash Reserve Fund (Cost — $12,940,965)	1.350%		12,940,965	12,940,965 (f)

Total Short-Term Investments (Cost — $30,921,315)				30,918,226
Total Investments — 155.6% (Cost — $341,042,033)				328,735,118
Liabilities in Excess of Other Assets — (55.6)%				(117,446,966)
Total Net Assets — 100.0%				$211,288,152

††	Represents less than 0.1%.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2024, the Fund held TBA securities with a total cost of $124,036,381.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Rate shown represents yield-to-maturity.
(f)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series Core Completion Fund
At November 30, 2024, the Fund had the following written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	395	$987,500	$(2,469)
U.S. Treasury 10-Year Notes Futures, Call	12/27/24	112.000	493	493,000	(207,984)
U.S. Treasury 10-Year Notes Futures, Call	2/21/25	114.000	332	332,000	(145,250)
U.S. Treasury 10-Year Notes Futures, Put	12/27/24	107.000	308	308,000	(9,625)
U.S. Treasury 10-Year Notes Futures, Put	12/27/24	107.500	165	165,000	(7,734)
U.S. Treasury 10-Year Notes Futures, Put	1/24/25	107.500	250	250,000	(35,156)
U.S. Treasury 5-Year Notes Futures, Call	12/6/24	108.000	332	332,000	(46,688)
U.S. Treasury 5-Year Notes Futures, Call	12/27/24	108.000	284	284,000	(95,406)
U.S. Treasury 5-Year Notes Futures, Call	2/21/25	109.250	334	334,000	(109,594)
U.S. Treasury 5-Year Notes Futures, Put	12/27/24	105.500	278	278,000	(8,688)
U.S. Treasury 5-Year Notes Futures, Put	1/24/25	105.750	344	344,000	(48,375)
U.S. Treasury 6 to 7-Year Notes Futures, Call	12/6/24	110.250	333	333,000	(343,406)
U.S. Treasury Long-Term Bonds Futures, Put	2/21/25	111.000	172	172,000	(56,438)
Total Exchange-Traded Written Options (Premiums received — $1,227,517)					$(1,116,813)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At November 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	75	6/25	$17,938,883	$17,961,563	$22,680
3-Month SOFR	1,460	3/26	350,975,019	351,166,500	191,481
U.S. Treasury 10-Year Notes	301	3/25	33,205,263	33,467,437	262,174
U.S. Treasury Long-Term Bonds	88	3/25	10,311,419	10,516,000	204,581
					680,916
Contracts to Sell:
U.S. Treasury 2-Year Notes	1,202	3/25	247,347,352	247,743,470	(396,118)
U.S. Treasury 5-Year Notes	1,035	3/25	110,972,848	111,367,615	(394,767)
U.S. Treasury Ultra 10-Year Notes	180	3/25	20,232,865	20,663,439	(430,574)
U.S. Treasury Ultra Long-Term Bonds	641	3/25	79,625,109	81,527,188	(1,902,079)
					(3,123,538)
Net unrealized depreciation on open futures contracts					$(2,442,622)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At November 30, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
$111,889,000	4/30/31	4.200% annually	Daily SOFR Compound annually	$(2,976,293)	$(1,666,901)	$(1,309,392)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
	$8,185,000	5/15/48	3.150% annually	Daily SOFR Compound annually	$699,022	$900,231	$(201,209)
Total	$120,074,000				$(2,277,271)	$(766,670)	$(1,510,601)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.43 Index	$3,228,500	12/20/29	1.000% quarterly	$(77,031)	$(70,056)	$(6,975)

[1]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.590%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series Core Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$128,731,828	—	$128,731,828
Asset-Backed Securities	—	42,918,291	—	42,918,291
Collateralized Mortgage Obligations	—	42,642,665	—	42,642,665
U.S. Government & Agency Obligations	—	39,536,280	—	39,536,280
Corporate Bonds & Notes	—	25,689,737	—	25,689,737
Sovereign Bonds	—	12,130,214	—	12,130,214
U.S. Treasury Inflation Protected Securities	—	4,477,150	—	4,477,150
Purchased Options	$1,690,727	—	—	1,690,727
Total Long-Term Investments	1,690,727	296,126,165	—	297,816,892
Short-Term Investments†:
U.S. Treasury Bills	—	17,977,261	—	17,977,261
Overnight Deposits	—	12,940,965	—	12,940,965
Total Short-Term Investments	—	30,918,226	—	30,918,226
Total Investments	$1,690,727	$327,044,391	—	$328,735,118
Other Financial Instruments:
Futures Contracts††	$680,916	—	—	$680,916
Total	$2,371,643	$327,044,391	—	$329,416,034

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$1,116,813	—	—	$1,116,813
Futures Contracts††	3,123,538	—	—	3,123,538
Centrally Cleared Interest Rate Swaps††	—	$1,510,601	—	1,510,601
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	6,975	—	6,975
Total	$4,240,351	$1,517,576	—	$5,757,927

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset SMASh Series Core Completion Fund 2024 Quarterly Report